UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Gramercy Invesstment Advisors LLC

Address:   20 Dayton Avenue
           Greenwich, CT  06830


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tony Tessitore
Title:  Senior Vice President
Phone:  (203) 552-1908

Signature,  Place,  and  Date  of  Signing:

/s/ Tony Tessitore                 Greenwich, CT                      4/22/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              67

Form 13F Information Table Value Total:  $      242,577
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Adams Express Co                      Common Stock   006212104   19,139 1,815,760 SH       SOLE                1,815,760      0    0
Morgan Stanley Asia Pacific Fund Inc  Common Stock   61744U106   15,019   985,476 SH       SOLE                  985,476      0    0
Liberty All Star Growth Fund Inc      Common Stock   529900102    1,850   494,618 SH       SOLE                  494,618      0    0
Bancroft Fund Ltd                     Common Stock   059695106      281    17,800 SH       SOLE                   17,800      0    0
BlackRock Strategic Dividend          Common Stock   09249Y107    6,058   629,738 SH       SOLE                  629,738      0    0
Achievers Trust
Blue Chip Value Fund Inc              Common Stock   095333100    1,046   316,136 SH       SOLE                  316,136      0    0
BlackRock S&P Quality Rankings        Common Stock   09250D109    2,072   166,321 SH       SOLE                  166,321      0    0
Global Equity Managed Trust
Boulder Total Return Fund Inc         Common Stock   101541100    5,566   374,815 SH       SOLE                  374,815      0    0
John Hancock Bank and Thrift          Common Stock   409735206    5,951   353,990 SH       SOLE                  353,990      0    0
Opportunity Fund
Central Europe and Russia Fund        Common Stock   153436100        9       248 SH       SOLE                      248      0    0
Inc/The
Central Securities Corp               Common Stock   155123102   13,183   666,255 SH       SOLE                  666,255      0    0
DCA Total Return Fund                 Common Stock   233066109      143    48,901 SH       SOLE                   48,901      0    0
Claymore Dividend & Income Fund       Common Stock   18385J105    2,161   154,062 SH       SOLE                  154,062      0    0
Diamond Hill Financial Trends Fund    Common Stock   25264C101       99    10,617 SH       SOLE                   10,617      0    0
Inc
DWS Dreman Value Income Edge Fund Inc Common Stock   23339M204    5,740   443,229 SH       SOLE                  443,229      0    0
Denali Fund/The                       Common Stock   24823A102    1,055    67,095 SH       SOLE                   67,095      0    0
DWS RREEF World Real Estate &         Common Stock   23339T209      374    23,670 SH       SOLE                   23,670      0    0
Tactical Strategies Fund Inc
Cohen & Steers Dividend Majors Fund   Common Stock   19248G106    3,850   345,614 SH       SOLE                  345,614      0    0
Inc
Evergreen International Balanced      Common Stock   30024R109    2,473   176,622 SH       SOLE                  176,622      0    0
Income Fund
Ellsworth Fund Ltd                    Common Stock   289074106      894   130,673 SH       SOLE                  130,673      0    0
European Equity Fund Inc/The          Common Stock   298768102    2,173   329,712 SH       SOLE                  329,712      0    0
iShares MSCI Australia Index Fund     Common Stock   464286103      968    40,300 SH       SOLE                   40,300      0    0
iShares MSCI Brazil Index Fund        Common Stock   464286400       22       305 SH       SOLE                      305      0    0
iShares MSCI South Africa Index Fund  Common Stock   464286780       48       800 SH       SOLE                      800      0    0
SunAmerica Focused Alpha Growth Fund  Common Stock   867037103    8,486   584,808 SH       SOLE                  584,808      0    0
SunAmerica Focused Alpha Large-Cap    Common Stock   867038101    3,975   278,545 SH       SOLE                  278,545      0    0
Fund Inc
iShares FTSE/Xinhua China 25 Index    Common Stock   464287184       29       700 SH       SOLE                      700      0    0
Fund
General American Investors Co Inc     Common Stock   368802104    9,184   370,623 SH       SOLE                  370,623      0    0
Greater China Fund Inc/The            Common Stock   39167B102    1,946   160,806 SH       SOLE                  160,806      0    0
Gabelli Dividend & Income Trust       Common Stock   36242H104   21,028 1,528,213 SH       SOLE                1,528,213      0    0
New Germany Fund Inc/The              Common Stock   644465106    7,166   567,344 SH       SOLE                  567,344      0    0
Gabelli Global Multimedia Trust Inc   Common Stock   36239Q109    3,249   435,753 SH       SOLE                  435,753      0    0
Clough Global Equity Fund             Common Stock   18914C100    1,331    92,887 SH       SOLE                   92,887      0    0
H&Q Healthcare Investors              Common Stock   404052102    9,816   766,254 SH       SOLE                  766,254      0    0
H&Q Life Sciences Investors           Common Stock   404053100    5,792   563,468 SH       SOLE                  563,468      0    0
First Israel Fund Inc                 Common Stock   32063L100       13       759 SH       SOLE                      759      0    0
Japan Equity Fund Inc                 Common Stock   471057109    1,297   222,493 SH       SOLE                  222,493      0    0
JF China Region Fund Inc              Common Stock   46614T107       56     4,213 SH       SOLE                    4,213      0    0
Korea Equity Fund Inc                 Common Stock   50063B104    3,329   352,239 SH       SOLE                  352,239      0    0
Korea Fund Inc/The                    Common Stock   500634209    1,251    34,083 SH       SOLE                   34,083      0    0
Latin America Equity Fund Inc         Common Stock   51827Q106       49     1,233 SH       SOLE                    1,233      0    0
Lazard Global Total Return and        Common Stock   52106W103      229    14,775 SH       SOLE                   14,775      0    0
Income Fund Inc
Lazard World Dividend & Income Fund   Common Stock   521076109      789    65,601 SH       SOLE                   65,601      0    0
Inc
Malaysia Fund Inc                     Common Stock   560905101      688    79,046 SH       SOLE                   79,046      0    0
Macquarie Global Infrastructure       Common Stock   55608D101    8,328   522,479 SH       SOLE                  522,479      0    0
Total Return Fund Inc
Madison Strategic Sector Premium Fund Common Stock   558268108      772    60,757 SH       SOLE                   60,757      0    0
Mexico Equity and Income Fund Inc     Common Stock   592834105    1,966   211,182 SH       SOLE                  211,182      0    0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
NFJ Dividend Interest & Premium       Common Stock   65337H109   14,618   924,029 SH       SOLE                  924,029      0    0
Strategy Fund
Petroleum & Resources Corp            Common Stock   716549100    5,750   241,409 SH       SOLE                  241,409      0    0
RMR Asia Pacific Real Estate Fund     Common Stock   76970B101    1,737   101,246 SH       SOLE                  101,246      0    0
RENN Global Entrepreneurs Fund        Common Stock   759720105       56    20,528 SH       SOLE                   20,528      0    0
RMR Real Estate Income Fund           Common Stock   74964K609      404    15,460 SH       SOLE                   15,460      0    0
Royce Micro-Cap Trust Inc             Common Stock   780915104    2,750   335,733 SH       SOLE                  335,733      0    0
Cohen & Steers Quality Income Realty  Common Stock   19247L106       18     2,503 SH       SOLE                    2,503      0    0
Fund Inc
Royce Value Trust Inc                 Common Stock   780910105    5,182   437,487 SH       SOLE                  437,487      0    0
Singapore Fund Inc/The                Common Stock   82929L109      639    48,953 SH       SOLE                   48,953      0    0
Source Capital Inc                    Common Stock   836144105      930    20,027 SH       SOLE                   20,027      0    0
DWS RREEF Real Estate Fund II Inc     Common Stock   23338X102      479   365,356 SH       SOLE                  365,356      0    0
DWS RREEF Real Estate Fund Inc        Common Stock   233384106      130    28,638 SH       SOLE                   28,638      0    0
Swiss Helvetia Fund Inc               Common Stock   870875101    3,438   291,151 SH       SOLE                  291,151      0    0
Templeton Dragon Fund Inc             Common Stock   88018T101      355    13,700 SH       SOLE                   13,700      0    0
Thai Capital Fund Inc/The             Common Stock   882905201        3       300 SH       SOLE                      300      0    0
Taiwan Greater China Fund             Common Stock   874037104    1,905   300,988 SH       SOLE                  300,988      0    0
Thai Fund Inc/The                     Common Stock   882904105    4,248   435,195 SH       SOLE                  435,195      0    0
Taiwan Fund Inc/The                   Common Stock   874036106    3,072   219,774 SH       SOLE                  219,774      0    0
Tri-Continental Corp                  Common Stock   895436103    6,846   557,921 SH       SOLE                  557,921      0    0
Liberty All Star Equity Fund          Common Stock   530158104    9,074 1,914,324 SH       SOLE                1,914,324      0    0